Other income and other losses (Details) - ZHEJIANG TIANLAN ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Impairment gain on contract assets	¥ (722)	¥ 2,158		¥ 0
Investment income	(8,504)	2,863		824
Fait value gain on short term investment	248		$ 0		$ 0
Compensation income	193	7,796		0
Amounts waived by payees	676	0		980
Reversal of allowance for doubtful accounts	(6,225)	10,841		983
Subsidy income from PRC government	14,730	9,088		9,002
Other income	¥ 396	¥ 32,746		¥ 11,789